SEGMENT INFORMATION AND GEOGRAPHIC INFORMATION (Details Narrative) - Integer	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Number of Reportable Segments	2	1	2	1